DEPOSITS AND OBLIGATIONS (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	S/ 30,426,744	S/ 30,184,314
Up to 3 months
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	14,771,836	15,152,619
From 3 months to 1 year
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	8,177,435	8,735,918
From 1 to 3 years [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	4,506,612	3,478,314
From 3 to 5 years [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	846,696	702,962
Over 5 years
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	S/ 2,124,165	S/ 2,114,501